Segmentation of key figures - Top 20 (Details 11) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of operating segments [line items]
Net sales to third parties from continuing operations	$ 47,445	$ 44,751	$ 42,338
Change to prior year-end [member]
Disclosure of operating segments [line items]
Net sales, change in %	6.00%	6.00%
US [member]
Disclosure of operating segments [line items]
Net sales to third parties from continuing operations	$ 16,280	$ 14,618	14,135
US [member] | Change to prior year-end [member]
Disclosure of operating segments [line items]
Net sales, change in %	11.00%	3.00%
Innovative Medicines | Change to prior year-end [member]
Disclosure of operating segments [line items]
Net sales, change in %	8.00%	8.00%
Innovative Medicines | Top 20 products [member]
Disclosure of operating segments [line items]
Net sales to third parties from continuing operations	$ 28,646	$ 26,946	24,568
Innovative Medicines | Rest of portfolio [member]
Disclosure of operating segments [line items]
Net sales to third parties from continuing operations	9,068	7,946	7,710
Innovative Medicines | Oncology [member] | Top 20 products [member] | Tasigna [member]
Disclosure of operating segments [line items]
Net sales to third parties from continuing operations	1,880	1,874	1,841
Innovative Medicines | Oncology [member] | Top 20 products [member] | Sandostatin [member]
Disclosure of operating segments [line items]
Net sales to third parties from continuing operations	1,585	1,587	1,612
Innovative Medicines | Oncology [member] | Top 20 products [member] | Afinitor/Votubia [member]
Disclosure of operating segments [line items]
Net sales to third parties from continuing operations	1,539	1,556	1,525
Innovative Medicines | Oncology [member] | Top 20 products [member] | Promacta/Revolade [member]
Disclosure of operating segments [line items]
Net sales to third parties from continuing operations	1,416	1,174	867
Innovative Medicines | Oncology [member] | Top 20 products [member] | Tafinlar + Mekinist [member]
Disclosure of operating segments [line items]
Net sales to third parties from continuing operations	1,338	1,155	873
Innovative Medicines | Oncology [member] | Top 20 products [member] | Gleevec/Glivec [member]
Disclosure of operating segments [line items]
Net sales to third parties from continuing operations	1,263	1,561	1,943
Innovative Medicines | Oncology [member] | Top 20 products [member] | Jakavi [member]
Disclosure of operating segments [line items]
Net sales to third parties from continuing operations	1,114	977	777
Innovative Medicines | Oncology [member] | Top 20 products [member] | Exjade/Jadenu [member]
Disclosure of operating segments [line items]
Net sales to third parties from continuing operations	975	1,099	1,059
Innovative Medicines | Oncology [member] | Top 20 products [member] | Votrient [member]
Disclosure of operating segments [line items]
Net sales to third parties from continuing operations	755	828	808
Innovative Medicines | Pharmaceutical [member] | Top 20 products [member] | Lucentis [member]
Disclosure of operating segments [line items]
Net sales to third parties from continuing operations	2,086
Innovative Medicines | Pharmaceutical [member] | Ophthalmology [member] | Top 20 products [member] | Lucentis [member]
Disclosure of operating segments [line items]
Net sales to third parties from continuing operations		2,046	1,888
Innovative Medicines | Pharmaceutical [member] | Ophthalmology [member] | Top 20 products [member] | Travoprost Group [member]
Disclosure of operating segments [line items]
Net sales to third parties from continuing operations		517	589
Innovative Medicines | Pharmaceutical [member] | Neuroscience [member] | Top 20 products [member] | Gilenya [member]
Disclosure of operating segments [line items]
Net sales to third parties from continuing operations	3,223	3,341	3,185
Innovative Medicines | Pharmaceutical [member] | Respiratory [member] | Top 20 products [member] | Xolair [member]
Disclosure of operating segments [line items]
Net sales to third parties from continuing operations	1,173	1,039	920
Innovative Medicines | Pharmaceutical [member] | Cardiovascular, Renal and Metabolism [member] | Top 20 products [member] | Entresto [member]
Disclosure of operating segments [line items]
Net sales to third parties from continuing operations	1,726	1,028	507
Innovative Medicines | Pharmaceutical [member] | Established Medicines [member] | Top 20 products [member] | Galvus Group [member]
Disclosure of operating segments [line items]
Net sales to third parties from continuing operations	1,297	1,284	1,233
Innovative Medicines | Pharmaceutical [member] | Established Medicines [member] | Top 20 products [member] | Diovan Group [member]
Disclosure of operating segments [line items]
Net sales to third parties from continuing operations	1,064	1,023	957
Innovative Medicines | Pharmaceutical [member] | Established Medicines [member] | Top 20 products [member] | Exforge Group [member]
Disclosure of operating segments [line items]
Net sales to third parties from continuing operations	1,025	1,002	960
Innovative Medicines | Pharmaceutical [member] | Established Medicines [member] | Top 20 products [member] | Zortress/Certican [member]
Disclosure of operating segments [line items]
Net sales to third parties from continuing operations	485	464
Innovative Medicines | Pharmaceutical [member] | Established Medicines [member] | Top 20 products [member] | Kisqali [member]
Disclosure of operating segments [line items]
Net sales to third parties from continuing operations	480
Innovative Medicines | Pharmaceutical [member] | Established Medicines [member] | Top 20 products [member] | Voltaren/Cataflam [member]
Disclosure of operating segments [line items]
Net sales to third parties from continuing operations			465
Innovative Medicines | Pharmaceutical [member] | Immunology, Hepatology and Dermatology [member] | Top 20 products [member] | Cosentyx [member]
Disclosure of operating segments [line items]
Net sales to third parties from continuing operations	3,551	2,837	2,071
Innovative Medicines | Pharmaceutical [member] | Immunology, Hepatology and Dermatology [member] | Top 20 products [member] | Ilaris [member]
Disclosure of operating segments [line items]
Net sales to third parties from continuing operations	671	554
Innovative Medicines | Pharmaceutical [member] | Immunology, Hepatology and Dermatology [member] | Top 20 products [member] | Neoral/Sandimmun(e) [member]
Disclosure of operating segments [line items]
Net sales to third parties from continuing operations			488
Innovative Medicines | US [member]
Disclosure of operating segments [line items]
Net sales to third parties from continuing operations	$ 13,789	$ 11,864	10,857
Innovative Medicines | US [member] | Change to prior year-end [member]
Disclosure of operating segments [line items]
Net sales, change in %	16.00%	9.00%
Innovative Medicines | US [member] | Top 20 products [member]
Disclosure of operating segments [line items]
Net sales to third parties from continuing operations	$ 10,679	$ 9,654	8,445
Innovative Medicines | US [member] | Rest of portfolio [member]
Disclosure of operating segments [line items]
Net sales to third parties from continuing operations	3,110	2,210	2,412
Innovative Medicines | US [member] | Oncology [member] | Top 20 products [member] | Tasigna [member]
Disclosure of operating segments [line items]
Net sales to third parties from continuing operations	804	806	810
Innovative Medicines | US [member] | Oncology [member] | Top 20 products [member] | Sandostatin [member]
Disclosure of operating segments [line items]
Net sales to third parties from continuing operations	881	817	832
Innovative Medicines | US [member] | Oncology [member] | Top 20 products [member] | Afinitor/Votubia [member]
Disclosure of operating segments [line items]
Net sales to third parties from continuing operations	1,003	929	819
Innovative Medicines | US [member] | Oncology [member] | Top 20 products [member] | Promacta/Revolade [member]
Disclosure of operating segments [line items]
Net sales to third parties from continuing operations	691	581	446
Innovative Medicines | US [member] | Oncology [member] | Top 20 products [member] | Tafinlar + Mekinist [member]
Disclosure of operating segments [line items]
Net sales to third parties from continuing operations	481	457	339
Innovative Medicines | US [member] | Oncology [member] | Top 20 products [member] | Gleevec/Glivec [member]
Disclosure of operating segments [line items]
Net sales to third parties from continuing operations	334	440	627
Innovative Medicines | US [member] | Oncology [member] | Top 20 products [member] | Exjade/Jadenu [member]
Disclosure of operating segments [line items]
Net sales to third parties from continuing operations	450	521	515
Innovative Medicines | US [member] | Oncology [member] | Top 20 products [member] | Votrient [member]
Disclosure of operating segments [line items]
Net sales to third parties from continuing operations	332	404	407
Innovative Medicines | US [member] | Pharmaceutical [member] | Ophthalmology [member] | Top 20 products [member] | Travoprost Group [member]
Disclosure of operating segments [line items]
Net sales to third parties from continuing operations		194	216
Innovative Medicines | US [member] | Pharmaceutical [member] | Neuroscience [member] | Top 20 products [member] | Gilenya [member]
Disclosure of operating segments [line items]
Net sales to third parties from continuing operations	1,736	1,765	1,709
Innovative Medicines | US [member] | Pharmaceutical [member] | Cardiovascular, Renal and Metabolism [member] | Top 20 products [member] | Entresto [member]
Disclosure of operating segments [line items]
Net sales to third parties from continuing operations	925	556	297
Innovative Medicines | US [member] | Pharmaceutical [member] | Established Medicines [member] | Top 20 products [member] | Diovan Group [member]
Disclosure of operating segments [line items]
Net sales to third parties from continuing operations	86	84	87
Innovative Medicines | US [member] | Pharmaceutical [member] | Established Medicines [member] | Top 20 products [member] | Exforge Group [member]
Disclosure of operating segments [line items]
Net sales to third parties from continuing operations	13	19	28
Innovative Medicines | US [member] | Pharmaceutical [member] | Established Medicines [member] | Top 20 products [member] | Zortress/Certican [member]
Disclosure of operating segments [line items]
Net sales to third parties from continuing operations	169	145
Innovative Medicines | US [member] | Pharmaceutical [member] | Established Medicines [member] | Top 20 products [member] | Kisqali [member]
Disclosure of operating segments [line items]
Net sales to third parties from continuing operations	250
Innovative Medicines | US [member] | Pharmaceutical [member] | Immunology, Hepatology and Dermatology [member] | Top 20 products [member] | Cosentyx [member]
Disclosure of operating segments [line items]
Net sales to third parties from continuing operations	2,220	1,674	1,275
Innovative Medicines | US [member] | Pharmaceutical [member] | Immunology, Hepatology and Dermatology [member] | Top 20 products [member] | Ilaris [member]
Disclosure of operating segments [line items]
Net sales to third parties from continuing operations	304	262
Innovative Medicines | US [member] | Pharmaceutical [member] | Immunology, Hepatology and Dermatology [member] | Top 20 products [member] | Neoral/Sandimmun(e) [member]
Disclosure of operating segments [line items]
Net sales to third parties from continuing operations			38
Innovative Medicines | Rest of the world [member]
Disclosure of operating segments [line items]
Net sales to third parties from continuing operations	23,925	23,028	21,421
Innovative Medicines | Rest of the world [member] | Top 20 products [member]
Disclosure of operating segments [line items]
Net sales to third parties from continuing operations	17,967	17,292	16,123
Innovative Medicines | Rest of the world [member] | Rest of portfolio [member]
Disclosure of operating segments [line items]
Net sales to third parties from continuing operations	5,958	5,736	5,298
Innovative Medicines | Rest of the world [member] | Oncology [member] | Top 20 products [member] | Tasigna [member]
Disclosure of operating segments [line items]
Net sales to third parties from continuing operations	1,076	1,068	1,031
Innovative Medicines | Rest of the world [member] | Oncology [member] | Top 20 products [member] | Sandostatin [member]
Disclosure of operating segments [line items]
Net sales to third parties from continuing operations	704	770	780
Innovative Medicines | Rest of the world [member] | Oncology [member] | Top 20 products [member] | Afinitor/Votubia [member]
Disclosure of operating segments [line items]
Net sales to third parties from continuing operations	536	627	706
Innovative Medicines | Rest of the world [member] | Oncology [member] | Top 20 products [member] | Promacta/Revolade [member]
Disclosure of operating segments [line items]
Net sales to third parties from continuing operations	725	593	421
Innovative Medicines | Rest of the world [member] | Oncology [member] | Top 20 products [member] | Tafinlar + Mekinist [member]
Disclosure of operating segments [line items]
Net sales to third parties from continuing operations	857	698	534
Innovative Medicines | Rest of the world [member] | Oncology [member] | Top 20 products [member] | Gleevec/Glivec [member]
Disclosure of operating segments [line items]
Net sales to third parties from continuing operations	929	1,121	1,316
Innovative Medicines | Rest of the world [member] | Oncology [member] | Top 20 products [member] | Jakavi [member]
Disclosure of operating segments [line items]
Net sales to third parties from continuing operations	1,114	977	777
Innovative Medicines | Rest of the world [member] | Oncology [member] | Top 20 products [member] | Exjade/Jadenu [member]
Disclosure of operating segments [line items]
Net sales to third parties from continuing operations	525	578	544
Innovative Medicines | Rest of the world [member] | Oncology [member] | Top 20 products [member] | Votrient [member]
Disclosure of operating segments [line items]
Net sales to third parties from continuing operations	423	424	401
Innovative Medicines | Rest of the world [member] | Pharmaceutical [member] | Top 20 products [member] | Lucentis [member]
Disclosure of operating segments [line items]
Net sales to third parties from continuing operations	2,086
Innovative Medicines | Rest of the world [member] | Pharmaceutical [member] | Ophthalmology [member] | Top 20 products [member] | Lucentis [member]
Disclosure of operating segments [line items]
Net sales to third parties from continuing operations		2,046	1,888
Innovative Medicines | Rest of the world [member] | Pharmaceutical [member] | Ophthalmology [member] | Top 20 products [member] | Travoprost Group [member]
Disclosure of operating segments [line items]
Net sales to third parties from continuing operations		323	373
Innovative Medicines | Rest of the world [member] | Pharmaceutical [member] | Neuroscience [member] | Top 20 products [member] | Gilenya [member]
Disclosure of operating segments [line items]
Net sales to third parties from continuing operations	1,487	1,576	1,476
Innovative Medicines | Rest of the world [member] | Pharmaceutical [member] | Respiratory [member] | Top 20 products [member] | Xolair [member]
Disclosure of operating segments [line items]
Net sales to third parties from continuing operations	1,173	1,039	920
Innovative Medicines | Rest of the world [member] | Pharmaceutical [member] | Cardiovascular, Renal and Metabolism [member] | Top 20 products [member] | Entresto [member]
Disclosure of operating segments [line items]
Net sales to third parties from continuing operations	801	472	210
Innovative Medicines | Rest of the world [member] | Pharmaceutical [member] | Established Medicines [member] | Top 20 products [member] | Galvus Group [member]
Disclosure of operating segments [line items]
Net sales to third parties from continuing operations	1,297	1,284	1,233
Innovative Medicines | Rest of the world [member] | Pharmaceutical [member] | Established Medicines [member] | Top 20 products [member] | Diovan Group [member]
Disclosure of operating segments [line items]
Net sales to third parties from continuing operations	978	939	870
Innovative Medicines | Rest of the world [member] | Pharmaceutical [member] | Established Medicines [member] | Top 20 products [member] | Exforge Group [member]
Disclosure of operating segments [line items]
Net sales to third parties from continuing operations	1,012	983	932
Innovative Medicines | Rest of the world [member] | Pharmaceutical [member] | Established Medicines [member] | Top 20 products [member] | Zortress/Certican [member]
Disclosure of operating segments [line items]
Net sales to third parties from continuing operations	316	319
Innovative Medicines | Rest of the world [member] | Pharmaceutical [member] | Established Medicines [member] | Top 20 products [member] | Kisqali [member]
Disclosure of operating segments [line items]
Net sales to third parties from continuing operations	230
Innovative Medicines | Rest of the world [member] | Pharmaceutical [member] | Established Medicines [member] | Top 20 products [member] | Voltaren/Cataflam [member]
Disclosure of operating segments [line items]
Net sales to third parties from continuing operations			465
Innovative Medicines | Rest of the world [member] | Pharmaceutical [member] | Immunology, Hepatology and Dermatology [member] | Top 20 products [member] | Cosentyx [member]
Disclosure of operating segments [line items]
Net sales to third parties from continuing operations	1,331	1,163	796
Innovative Medicines | Rest of the world [member] | Pharmaceutical [member] | Immunology, Hepatology and Dermatology [member] | Top 20 products [member] | Ilaris [member]
Disclosure of operating segments [line items]
Net sales to third parties from continuing operations	367	292
Innovative Medicines | Rest of the world [member] | Pharmaceutical [member] | Immunology, Hepatology and Dermatology [member] | Top 20 products [member] | Neoral/Sandimmun(e) [member]
Disclosure of operating segments [line items]
Net sales to third parties from continuing operations			450
Operating segments [member] | Innovative Medicines
Disclosure of operating segments [line items]
Net sales to third parties from continuing operations	$ 37,714	$ 34,892	32,278
Net sales, change in %	8.00%	8.00%
Operating segments [member] | Innovative Medicines | Oncology [member]
Disclosure of operating segments [line items]
Net sales to third parties from continuing operations	$ 14,370	$ 13,428	12,274
Net sales, change in %	7.00%	9.00%
Operating segments [member] | Innovative Medicines | Oncology [member] | Tasigna [member]
Disclosure of operating segments [line items]
Net sales to third parties from continuing operations	$ 1,880	$ 1,874	1,841
Net sales, change in %	0.00%	2.00%
Operating segments [member] | Innovative Medicines | Oncology [member] | Sandostatin [member]
Disclosure of operating segments [line items]
Net sales to third parties from continuing operations	$ 1,585	$ 1,587	1,612
Net sales, change in %	0.00%	(2.00%)
Operating segments [member] | Innovative Medicines | Oncology [member] | Afinitor/Votubia [member]
Disclosure of operating segments [line items]
Net sales to third parties from continuing operations	$ 1,539	$ 1,556	1,525
Net sales, change in %	(1.00%)	2.00%
Operating segments [member] | Innovative Medicines | Oncology [member] | Promacta/Revolade [member]
Disclosure of operating segments [line items]
Net sales to third parties from continuing operations	$ 1,416	$ 1,174	867
Net sales, change in %	21.00%	35.00%
Operating segments [member] | Innovative Medicines | Oncology [member] | Tafinlar + Mekinist [member]
Disclosure of operating segments [line items]
Net sales to third parties from continuing operations	$ 1,338	$ 1,155	873
Net sales, change in %	16.00%	32.00%
Operating segments [member] | Innovative Medicines | Oncology [member] | Gleevec/Glivec [member]
Disclosure of operating segments [line items]
Net sales to third parties from continuing operations	$ 1,263	$ 1,561	1,943
Net sales, change in %	(19.00%)	(20.00%)
Operating segments [member] | Innovative Medicines | Oncology [member] | Jakavi [member]
Disclosure of operating segments [line items]
Net sales to third parties from continuing operations	$ 1,114	$ 977	777
Net sales, change in %	14.00%	26.00%
Operating segments [member] | Innovative Medicines | Oncology [member] | Exjade/Jadenu [member]
Disclosure of operating segments [line items]
Net sales to third parties from continuing operations	$ 975	$ 1,099	1,059
Net sales, change in %	(11.00%)	4.00%
Operating segments [member] | Innovative Medicines | Oncology [member] | Votrient [member]
Disclosure of operating segments [line items]
Net sales to third parties from continuing operations	$ 755	$ 828	808
Net sales, change in %	(9.00%)	2.00%
Operating segments [member] | Innovative Medicines | Oncology [member] | Kisqali [member]
Disclosure of operating segments [line items]
Net sales to third parties from continuing operations	$ 480	$ 235	76
Net sales, change in %	104.00%
Operating segments [member] | Innovative Medicines | Pharmaceutical [member]
Disclosure of operating segments [line items]
Net sales to third parties from continuing operations	$ 23,344	$ 21,464	20,004
Net sales, change in %	9.00%	7.00%
Operating segments [member] | Innovative Medicines | Pharmaceutical [member] | Ophthalmology [member]
Disclosure of operating segments [line items]
Net sales to third parties from continuing operations	$ 4,776	$ 4,558	4,621
Net sales, change in %	5.00%	(1.00%)
Operating segments [member] | Innovative Medicines | Pharmaceutical [member] | Ophthalmology [member] | Lucentis [member]
Disclosure of operating segments [line items]
Net sales to third parties from continuing operations	$ 2,086	$ 2,046	1,888
Net sales, change in %	2.00%	8.00%
Operating segments [member] | Innovative Medicines | Pharmaceutical [member] | Ophthalmology [member] | Travoprost Group [member]
Disclosure of operating segments [line items]
Net sales to third parties from continuing operations	$ 433	$ 517	589
Net sales, change in %	(16.00%)	(12.00%)
Operating segments [member] | Innovative Medicines | Pharmaceutical [member] | Neuroscience [member]
Disclosure of operating segments [line items]
Net sales to third parties from continuing operations	$ 3,773	$ 3,429	3,287
Net sales, change in %	10.00%	4.00%
Operating segments [member] | Innovative Medicines | Pharmaceutical [member] | Neuroscience [member] | Gilenya [member]
Disclosure of operating segments [line items]
Net sales to third parties from continuing operations	$ 3,223	$ 3,341	3,185
Net sales, change in %	(4.00%)	5.00%
Operating segments [member] | Innovative Medicines | Pharmaceutical [member] | Respiratory [member]
Disclosure of operating segments [line items]
Net sales to third parties from continuing operations	$ 1,825	$ 1,767	1,617
Net sales, change in %	3.00%	9.00%
Operating segments [member] | Innovative Medicines | Pharmaceutical [member] | Respiratory [member] | Xolair [member]
Disclosure of operating segments [line items]
Net sales to third parties from continuing operations	$ 1,173	$ 1,039	920
Net sales, change in %	13.00%	13.00%
Operating segments [member] | Innovative Medicines | Pharmaceutical [member] | Cardiovascular, Renal and Metabolism [member]
Disclosure of operating segments [line items]
Net sales to third parties from continuing operations	$ 1,750	$ 1,050	524
Net sales, change in %	67.00%	100.00%
Operating segments [member] | Innovative Medicines | Pharmaceutical [member] | Cardiovascular, Renal and Metabolism [member] | Entresto [member]
Disclosure of operating segments [line items]
Net sales to third parties from continuing operations	$ 1,726	$ 1,028	507
Net sales, change in %	68.00%	103.00%
Operating segments [member] | Innovative Medicines | Pharmaceutical [member] | Established Medicines [member]
Disclosure of operating segments [line items]
Net sales to third parties from continuing operations	$ 6,998	$ 7,268	7,481
Net sales, change in %	(4.00%)	(3.00%)
Operating segments [member] | Innovative Medicines | Pharmaceutical [member] | Established Medicines [member] | Galvus Group [member]
Disclosure of operating segments [line items]
Net sales to third parties from continuing operations	$ 1,297	$ 1,284	1,233
Net sales, change in %	1.00%	4.00%
Operating segments [member] | Innovative Medicines | Pharmaceutical [member] | Established Medicines [member] | Diovan Group [member]
Disclosure of operating segments [line items]
Net sales to third parties from continuing operations	$ 1,064	$ 1,023	957
Net sales, change in %	4.00%	7.00%
Operating segments [member] | Innovative Medicines | Pharmaceutical [member] | Established Medicines [member] | Exforge Group [member]
Disclosure of operating segments [line items]
Net sales to third parties from continuing operations	$ 1,025	$ 1,002	960
Net sales, change in %	2.00%	4.00%
Operating segments [member] | Innovative Medicines | Pharmaceutical [member] | Established Medicines [member] | Zortress/Certican [member]
Disclosure of operating segments [line items]
Net sales to third parties from continuing operations	$ 485	$ 464	414
Net sales, change in %	5.00%	12.00%
Operating segments [member] | Innovative Medicines | Pharmaceutical [member] | Established Medicines [member] | Neoral/Sandimmun(e) [member]
Disclosure of operating segments [line items]
Net sales to third parties from continuing operations	$ 419	$ 463	488
Net sales, change in %	(10.00%)	(5.00%)
Operating segments [member] | Innovative Medicines | Pharmaceutical [member] | Established Medicines [member] | Voltaren/Cataflam [member]
Disclosure of operating segments [line items]
Net sales to third parties from continuing operations	$ 417	$ 445	465
Net sales, change in %	(6.00%)	(4.00%)
Operating segments [member] | Innovative Medicines | Pharmaceutical [member] | Immunology, Hepatology and Dermatology [member]
Disclosure of operating segments [line items]
Net sales to third parties from continuing operations	$ 4,222	$ 3,392	2,474
Net sales, change in %	24.00%	37.00%
Operating segments [member] | Innovative Medicines | Pharmaceutical [member] | Immunology, Hepatology and Dermatology [member] | Cosentyx [member]
Disclosure of operating segments [line items]
Net sales to third parties from continuing operations	$ 3,551	$ 2,837	2,071
Net sales, change in %	25.00%	37.00%
Operating segments [member] | Innovative Medicines | Pharmaceutical [member] | Immunology, Hepatology and Dermatology [member] | Ilaris [member]
Disclosure of operating segments [line items]
Net sales to third parties from continuing operations	$ 671	$ 554	$ 402
Net sales, change in %	21.00%	38.00%